Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Common Share (Tables) [Abstract]
Earnings Per Common Share

		Year ended December 31,
(in millions, except per share amounts)		2013	2012	2011
Wells Fargo net income		$21,878	18,897	15,869
Less:	Preferred stock dividends and other	989	898	844
Wells Fargo net income applicable to common stock (numerator)		$20,889	17,999	15,025
Earnings per common share
Average common shares outstanding (denominator)		5,287.3	5,287.6	5,278.1
Per share		$3.95	3.40	2.85
Diluted earnings per common share
Average common shares outstanding		5,287.3	5,287.6	5,278.1
Add:	Stock Options	33.1	27.5	24.2
	Restricted share rights	44.8	36.4	21.1
	Warrants	6.0	-	-
Diluted average common shares outstanding (denominator)		5,371.2	5,351.5	5,323.4
Per share		$3.89	3.36	2.82

Antidilutive Warrants And Options Outstanding

	Weighted-average shares
	Year ended December 31,
(in millions)	2013	2012	2011
Options	11.1	56.4	198.8
Warrants	-	39.2	39.4